COMMITMENTS (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) sqm	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
COMMITMENTS
Rental expense under operating leases	$ 2,821,000		$ 2,088,000	$ 1,179,000
Future minimum lease payments under such non-cancelable leases
Year 2013	1,729,000
Year 2014	1,286,000
Year 2015	611,000
Year 2016	219,000
Year 2017 and thereafter	0
Total future minimum lease payments	3,845,000
Capital commitments
Aggregate gross floor area in the Industrial Park of National Geographic Information Technology in Beijing's Shunyi District in the under-construction premises	27,000	27,000
Aggregate consideration for acquiring the new premises	43,300,000	270,000,000
Cash consideration recorded in prepayment for acquisition of property	8,677,000	54,100,000
Estimated future payment for acquisition of property by 2014	$ 34,600,000	215,900,000